Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	33.45
Maximum Aggregate Offering Price	$ 3,345,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 461.94
Offering Note	(1) Represents the number of additional shares of Class A Common Stock, par value $0.01 per share ("Common Stock") of Hyster-Yale, Inc. (the "Registrant") being registered heron under the Registrant's Non-Employee Directors' Equity Compensation Plan (as amended or amended and restated, the "Plan"). (2) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional Common Stock as may become available pursuant to any anti-dilution provisions of the Plan. (3) Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant's Common Stock on The New York Stock Exchange on July 30, 2026, a date that is within five business days prior to filing.